HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2020
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of assets and liabilities classified as held-for-sale
HELD FOR SALE
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2020 (MILLIONS)	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$1	$6	$7
Accounts receivable and other	1	36	37
Investment properties	135	—	135
Property, plant and equipment	—	166	166
Equity accounted investments	—	197	197
Assets classified as held for sale	$137	$405	$542
Liabilities
Accounts payable and other	$—	$23	$23
Non-recourse borrowings of managed entities	70	63	133
Deferred income tax liabilities	—	17	17
Liabilities associated with assets classified as held for sale	$70	$103	$173

As at June 30, 2020, assets held for sale within the company’s Real Estate segment include five triple net lease assets and an office asset in Brazil.
Within our Renewable Power segment, we are currently holding for sale solar assets in South Africa and Asia. Within our Infrastructure segment, we are currently holding for sale a Texas electricity transmission business.
For the six months ended June 30, 2020, we disposed of $3.2 billion and $1.7 billion of assets and liabilities held for sale, respectively. The majority of disposals relate to the sale of the Australian rail operation of Genesee & Wyoming, the Colombian regulated distribution business, and the sale of solar assets in Thailand.
The following is a summary of the assets and liabilities classified as held for sale:

AS AT JUN. 30, 2020 (MILLIONS)	Real Estate	Renewable Power and Other	Total
Assets
Cash and cash equivalents	$1	$6	$7
Accounts receivable and other	1	36	37
Investment properties	135	—	135
Property, plant and equipment	—	166	166
Equity accounted investments	—	197	197
Assets classified as held for sale	$137	$405	$542
Liabilities
Accounts payable and other	$—	$23	$23
Non-recourse borrowings of managed entities	70	63	133
Deferred income tax liabilities	—	17	17
Liabilities associated with assets classified as held for sale	$70	$103	$173